Intangible Assets - Summary of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Less: Accumulated amortization	$ (3,943)	¥ (25,729)	¥ (16,910)
Total intangible assets, net	17,163	111,990	66,818
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	20,613	134,500	83,588
Purchased Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	49	319	¥ 140
Technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 444	¥ 2,900